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
LOGO [K & L GATES]                Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000 www.klgates.com

April 15, 2009                    Diane E. Ambler
                                  D 202.778.9886
                                  F 202.778.9100
                                  diane.ambler@klgates.com
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EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E
    Form N-4 Registration Statement
    Post-Effective Amendment No. 13 under the Securities Act of 1933 and
    Amendment
    No. 127 under the Investment Company Act of 1940
    File Nos. 333-83716 and 811-4001

Dear Sir or Madam:

   On behalf of Metropolitan Life Insurance Company ("MetLife") and Metropolitan Life Separate Account E ("Account"), transmitted herewith for filing with the Securities and Exchange Commission ("Commission") pursuant to the Securities Act of 1933, as amended ("1933 Act"), the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Post-Effective Amendment No. 13 under the 1933 Act and Amendment No. 127 under the 1940 Act to the above-referenced Registration Statement on Form N-4 ("Amendment"), marked to show the differences between it and Post-Effective Amendment No. 11 under the 1933 Act and Amendment No. 125 under the 1940 Act ("Prior Amendment").

   The purposes of this Amendment are to (i) respond to oral staff comments provided by Alison White of the Commission staff to the undersigned on February 6, 2009, relating to the Prior Amendment; (ii) update information relating to the underlying portfolios; (iii) include the financial statements for MetLife and the Account required by Form N-4; and (iv) make minor conforming changes. Also enclosed is a Memorandum Responding to Oral Staff Comments prepared in accordance with Commission Release No. 33-5231
 (March 2, 1972) and a "Tandy" letter, as requested by the Commission staff.

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LOGO [K & L GATES]

April 15, 2009
Page 2

   As specified in Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 126 under the 1940 Act, the Amendment will become effective on May 1, 2009, in accordance with Rule 485(b) under the 1933 Act.

   We are providing the Commission staff a courtesy copy of the prospectus included in the Amendment, marked to show the differences between it and the prospectus that was included in the Prior Amendment.

   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices.

   Please contact the undersigned at 202-778-9886, Andras P. Teleki at 202-778-9477, or Brian M. Johnson at 202-778-9296 with any questions or comments.

                                                  Sincerely,

                                                  /s/ Diane E. Ambler
                                                  ------------------------------
                                                  Diane E. Ambler

cc: Alison White, U.S. Securities and Exchange Commission